Operating Leases - Summary of supplemental cash flow information related to leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in measurement of liabilities:
Operating cash flows payment from operating leases	¥ 12,451	¥ 12,604
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	7,998	2,796
Right-of-use assets increased due to lease modification:
Operating leases	¥ 33,987	¥ 0